DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2023	2024
	RMB	RMB
Cash	620,484,535	543,298,396
Term deposits	20,000,000	134,178,095
Restricted cash	145,000	376,157
Accounts receivable, net	91,975,054	117,003,716
Inventories	386,966,973	582,024,734
Prepayments and other current assets	177,957,171	234,385,266
Amounts due from inter-companies	44,220,970	213,867,617

Total current assets	1,341,749,703	1,825,133,981

Property, plant and equipment, net	321,213,398	318,530,570
Intangible assets, net	1,102,870	887,955
Operating lease right-of-use assets	76,821,285	71,223,350
Deferred income tax assets	20,747,021	31,752,254
Other non-current assets	6,720,608	19,309,049

Total assets	1,768,354,885	2,266,837,159

Short-term bank borrowings	100,000,000	200,000,000
Notes payable	167,282,688	294,348,768
Accounts payable	575,235,413	856,557,922
Amounts due to inter-companies	467,282,009	492,542,370
Income taxes payable	1,195,114	909,115
Advances from customers	16,399,926	32,623,364
Deferred revenue—current	41,755,097	50,247,103
Accrued expenses and other current liabilities	151,286,008	192,470,955

Total current liabilities	1,520,436,255	2,119,699,597

Deferred revenue—non-current	13,168,111	16,886,859
Deferred income tax liabilities	2,362,494	3,269,464
Operating lease liabilities—non-current	280,421	89,990
Other non-current liabilities	8,968,519	9,697,841

Total liabilities	1,545,215,800	2,149,643,751

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues	3,187,989,945	2,645,570,002	3,395,510,431
Net loss	(9,347,980)	(236,441,380)	(129,349,151)
Net cash (used in) provided by operating activities	(74,417,318)	93,727,586	51,395,662
Net cash provided by (used in) investing activities	455,930,283	82,502,334	(231,450,112)
Net cash (used in) provided by financing activities	(20,000,000)	(60,000,000)	100,000,000
Effect of foreign currency exchange rate changes on cash and restricted cash	7,993,970	4,599,207	3,099,468
Net increase (decrease) in cash and restricted cash	369,506,935	120,829,127	(76,954,982)
Cash and restricted cash at the beginning of the year	130,293,473	499,800,408	620,629,535
Cash and restricted cash at the end of the year	499,800,408	620,629,535	543,674,553